INVESTMENT SECURITIES (Details) - USD ($)	1 Months Ended		6 Months Ended
	Aug. 31, 2025	Jul. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Investment Securities, at NAV [Abstract]
Investment in membership interests	$ 1,000,000
Percentage of investment in outstanding membership interests	1.00%
Gain (loss) on investments			$ (741,482)	$ 0
Class VI Shares [Member]
Investment Securities, at NAV [Abstract]
Capital amount			2,000,000
Related Party [Member]
Investment Securities, at NAV [Abstract]
Investment securities, at NAV			$ 1,000,000		$ 0
WIG SPC [Member]
Investment Securities, at NAV [Abstract]
Ownership percentage			100.00%
Waton Securities International Limited ("WSI") [Member] | Class VI Shares [Member]
Investment Securities, at NAV [Abstract]
Investment in membership interests		$ 1,000,000
Share price (in dollars per share)		$ 15
Waton Securities International Limited ("WSI") [Member] | Class VI Shares [Member] | Maximum [Member]
Investment Securities, at NAV [Abstract]
Exposure to loss			$ 1,000,000